Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2013
Voyage Expenses And Vessel Operating Expenses (Abstract)
Voyage Expenses And Vessel Operating Expenses
10. Voyage Expenses and Vessel Operating Expenses
Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2013	2012	2011
Voyage expenses:
Commissions	$2,742	$1,752	$1,844
Bunkers	2,473	3,921	8,400
Port expenses	226	-	1,390
Other	649	(5)	96
Total	$6,090	$5,668	$11,730

Vessel operating expenses:
Crew costs and related costs	$21,154	$13,230	$2,963
Insurance expense	3,780	2,830	784
Spares, repairs, maintenance and other expenses	6,545	2,231	390
Stores and lubricants	5,022	3,115	651
Management fees	16,395	21,784	29,279
Vetting, insurances, spares and repairs (Note 4)	644	1,850	1,237
Other operating expenses	1,783	720	161
Total	$55,323	$45,760	$35,465

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